Investments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Investments
4.	INVESTMENTS
(a) Short-term investments
As of December 31, 2020, and 2021, short-term investments included time deposits, and structured notes in commercial banks which are classified as available-for-sale
debt securities in accordance with ASC
320-10,
of RMB360,803 and RMB262,813 (US$41,241), respectively.
For the years ended December 31, 2019, 2020 and 2021, the Group recognized interest income from its short-term investments of RMB45,993, RMB23,780 and RMB12,687 (US$1,991), respectively. For the years ended December 31, 2019, 2020 and 2021, the Group recognized fair value gains (losses) on available-for-sale
debt securities of RMB6,049, nil and nil in other comprehensive income, respectively.
For the years ended December 31, 2019, 2020 and 2021, the Group recognized a credit loss on short-term investments of RMB3,506, RMB7,096 and RMB715 (US$112)
in “other expense” in the consolidated comprehensive income (loss), respectively.
(b) Long-term investments
The Group’s long-term investments include equity investments accounted for using the measurement alternative, equity investments with readily determinable fair value, equity investments accounted for using equity method, equity method investments accounted for using fair value option and available-for-sale
debt securities.

Equity investments accounted for using the measurement alternative
In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2020 and 2021, the carrying amount of the Group’s equity investments accounted for using the alternative measurement was RMB1,817,891 and RMB1,349,272 (US$211,731), including RMB641,969 and RMB942,605 (US$147,915) accumulated impairment, and RMB231,092 and RMB287,339 (US$45,090) accumulated upward adjustment, respectively. During the years ended December 31, 2020 and 2021, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer, the aggregate carrying amount of these investments was RMB243,525 and RMB154,488 (US$24,243) as of December 31, 2020 and 2021, respectively.
Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2019,2020 and 2021 were as follows:

	For the year ended December 31
	2019	2020	2021
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	78,321	121,555	82,504	12,947
Gross unrealized losses (impairment)	(180,913)	(66,063)	(351,380)	(55,139)

Net unrealized (losses) gains on equity securities held	(102,592)	55,492	(268,876)	(42,192)
Net realized gains on equity securities sold	—	482,202	67,105	10,530

Total net (losses) gains recognized in other income, net	(102,592)	537,694	(201,771)	(31,662)

In 2021, the Group: i) acquired equity interests in two equity investees for a total consideration of RMB7,000 (US$1,098). ii) disposed certain equity interest in equity investees and recognized a disposal gain of RMB67,105 (US$10,530) in
“Other income”.
In 2020, the Group: i) acquired equity interests in three equity investees for a total consideration of RMB20,000. ii) disposed the remaining portion of equity ownership of Bytedance and recognized a disposal gain of RMB465,877 in
“Other income”
 (iii) recognized RMB342,433 of remaining interest in the gaming related business as result of the deconsolidation.
In 2019, the Group: i) acquired additional preferred shares of Beijing OrionStar Technology Co., Ltd. (“Beijing OrionStar”) with a cash consideration of RMB262,072. Subsequent to the transaction, the Group owned 38.7% equity interests not qualified as in-substance
common stock of Beijing OrionStar. ii) acquired other equity interests in 14 equity investees for total consideration of RMB172,033.

The Group received dividends from investees of RMB13,217, RMB4,002 and RMB2,558 (US$401) which were recorded in “Other income” in the consolidated comprehensive income (loss) for the years ended December 31, 2019, 2020 and 2021, respectively.
Equity investments with readily determinable fair value
The Group purchased equity interest of a company listed on the HK Stock Exchange in 2019 and disposed all the equity interest of the Company in 2021. The fair value of the share interests was RMB11,411 and nil as of December 31, 2020 and 2021. Unrealized gains for the equity investments with readily determinable fair value were RMB
2,853, RMB5,327 and nil, which were recorded in “Other income” in the consolidated comprehensive (loss) income for years ended December 31, 2019, 2020 and 2021, respectively. Realized gains were nil, RMB18,488 and RMB767 (US$120), which were recorded in “Other income” in the consolidated comprehensive (loss) income for years ended December 31, 2019, 2020 and 2021, respectively.
Equity investment accounted for using fair value option
In September 2019, the Group owned 49.6% equity interest of Live.me on a fully dilutive basis after deconsolidation (Note 3). The fair value of the remaining share interests was RMB388,581, RMB364,298 and RMB362,235 (USD$56,843) as of December 31, 2019, 2020 and 2021, respectively. Unrealized (losses) gain for Equity investments accounted for using fair value option were RMB(102,555), RMB857 and RMB6,537 (US$1,026), which were recorded in “Other income” in the consolidated comprehensive (loss) income for the years ended December 31, 2019, 2020 and 2021, respectively.
Equity investments accounted for using equity method
The carrying amount of the Company’s equity method investments were RMB216,126 and RMB236,552 (US$37,120) as of December 31, 2020 and 2021, respectively.
In 2021, the Group acquired an equity method investment with total consideration of RMB2,500 (US$392).
In 2020, the Group acquired equity method investments with aggregate consideration of RMB15,040, and recognized RMB18,000 of equity method investments as result of the deconsolidation of a business in the Group’s Internet Business segment.
In 2019, the Group acquired: i) equity interests in Ziniu Fund, L.P. with a cash consideration of RMB30,000; and ii) other equity method investments with aggregate consideration of RMB4,026.
The Group recorded its share of income of
RMB7,594,
share of loss

of
RMB5,231
and share of income of
 RMB60,992 (US$9,571) from equity investments accounted for using equity method for the years ended December 31, 2019, 2020 and 2021, respectively. The Group also recognized impairment losses of nil, nil and nil for the years ended December 31, 2019, 2020 and 2021, respectively.

None of equity method investments, including the investment that the Group elects to account for using the fair value option, was considered individually material for the years ended December 31, 2019, 2020 and 2021. The Group summarized the unaudited condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance sheet data:
Current assets	452,904	520,871	81,736
Non-current assets	1,072,284	1,798,402	282,208
Current liabilities	220,499	182,176	28,587
Non-current liabilities	7,771	7,746	1,216
Redeemable preferred shares	875,199	906,420	142,237

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating data:
Revenues	970,017	944,974	925,020	145,156
Gross profit	223,883	307,531	407,487	63,944
Operating (loss) income	(66,751)	109,456	459,079	72,039
Net (loss) income	(78,146)	115,962	464,352	72,867
Available-for-sale
debt securities
Available-for-sale
debt securities in long-term investments primarily represent convertible debt instruments issued by private companies and investments in preferred shares that are redeemable at the Group’s option, which are measured at fair value.
In 2021, the Group sold part of equity interest of an investment previously accounted for using the measurement alternative and the remaining equity interest held was reclassified and accounted for as available-for-sale debt securities since the Group has a put option to require the equity investee to redeem the Group’s equity interest at the Group’s option. The Group remeasured the fair value of the investment upon the reclassification with a remeasurement loss of RMB42,883 (US$6,729) recorded in “Other expense” in the consolidated comprehensive (loss) income.
As of December 31, 2020, and 2021, long-term available-for-sale debt securities were nil and RMB46,339 (US$7,272), respectively.
For the years ended December 31, 2019, 2020 and 2021, the Group recognized fair value (loss) gain on long-term available-for-sale
debt securities of RMB4,864, nil and nil, respectively in other comprehensive income.